SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1
Assets:
Money market funds	$ 4,515	$ 9,009
Liabilities:
Warrants liability	3,510	0
Level 2
Assets:
Money market funds	0	0
Liabilities:
Warrants liability	0	0
Level 3
Assets:
Money market funds	0	0
Liabilities:
Warrants liability	$ 15,462	$ 499